Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024 [1]
Current assets
Cash and cash equivalents	$ 121,791	$ 16,761
Deferred offering costs		5,134
Prepaid expenses and other current assets	1,754	378
Total current assets	123,545	22,273
Property, plant and equipment, net	33,031	26,529
Mineral interests	17,125	17,125
Equipment deposits	5,555	3,060
Lease right-of-use assets	389	30
Other non-current assets	56	52
Total assets	179,701	69,069
Current liabilities
Accounts payable	2,238	1,823
Accrued liabilities	5,134	3,071
Derivative liability		1,164
Notes payable		831
Finance and operating leases, current	421	23
Other	383	13
Total current liabilities	8,176	6,925
Deferred grants	8,200	8,200
Finance and operating leases, non-current	990
Earnout liabilities	100,007
Warrant liabilities	169,020
Total liabilities	286,393	15,125
Commitments and contingencies (Note 8)
Mezzanine equity
12% Series A Convertible Preferred Stock subject to possible redemption	25,242	21,173
Subscription receivable		(1,250)
Total mezzanine equity	25,242	19,923
Stockholders’ (deficit) equity
Common Stock	10	6
Additional paid-in-capital	46,270	104,244
Accumulated deficit	(180,500)	(72,872)
Non-controlling interest	2,286	2,643
Total stockholders’ (deficit) equity	(131,934)	34,021
Total liabilities, mezzanine and stockholders’ (deficit) equity	$ 179,701	$ 69,069

[1]	Recast